Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net unrealized holding gains (losses) on investments arising during the period, tax provision (benefit)	$ (551)	$ 165	$ 3,450
Less: reclassification adjustment for net (gains) losses included in net income (loss), tax provision (benefit)	37	(545,054)	124
Net change in unrealized holding gains (losses) on investments, tax provision (benefit)	(588)	545,219	3,326
Net unrealized foreign exchange gains (losses) arising during the period, tax provision (benefit)	(11,089)	1,146	14,616
Less: reclassification adjustment for foreign exchange (gains) losses included in net income (loss), tax provision (benefit)	(16)	(52)	1,086
Net change in unrealized foreign exchange gains (losses), tax provision (benefit)	(11,073)	1,198	13,530
Net unrealized gains (losses) on instrument specific credit risk arising during the period, income tax provision (benefit)	9,289	(4,653)	(13,215)
Less: reclassification adjustment for instrument specific credit risk (gains) losses included in net income, income tax provision (benefit)	311	(144)	0
Net change in unrealized instrument specific credit risk gains (losses), income tax provision (benefit)	8,978	(4,509)	(13,215)
Net unrealized gains (losses) on derivatives arising during the period, tax provision (benefit)	552	0	(593)
Less: reclassification adjustment for cash flow hedges (gains) losses included in net income, income tax provision (benefit)	0	161	0
Net change in unrealized derivative gains (losses), tax provision (benefit)	552	(161)	(593)
Net pension and postretirement gains (losses) arising during the period, tax provision (benefit)	(297)	(2,473)	2,018
Less: reclassification adjustment for pension and postretirement (gains) losses included in net income (loss), tax provision (benefit)	(697)	(490)	(2,042)
Net change in pension liability and postretirement benefits, tax provision (benefit)	$ 400	$ (1,983)	$ 4,060